Note 1 - Nature of the Business - Schedule of Subsidiaries (Details)	Dec. 31, 2023
BeyondSpring Pharmaceuticals Inc. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring Ltd. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring HK [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology Limited [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member]
Equity method investment, ownership percentage	57.97%
Beijing Wanchun Pharmaceutical Technology Ltd. [Member]
Equity method investment, ownership percentage	57.97%
SEED Therapeutics Inc. [Member]
Equity method investment, ownership percentage	55.05%
SEED Technology Limited [Member]
Equity method investment, ownership percentage	57.97%
SEED Therapeutics US, Inc. [Member]
Equity method investment, ownership percentage	55.05%
Wanchun Hongji (Dalian) Pharmaceuticals Ltd. [Member]
Equity method investment, ownership percentage	55.05%